Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Common Stocks – 98.3%
Diversified Financial Services – 1.2%
Mastercard Inc - Class A	23,444	$13,335,182
Toast Inc - Class A*	87,442	3,192,507
		16,527,689
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp	183,808	22,746,240
Entertainment – 1.3%
Netflix Inc*	11,545	13,841,531
Spotify Technology SA*	6,925	4,833,650
		18,675,181
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings Inc	2,258	12,191,552
DoorDash Inc - Class A*	55,507	15,097,349
		27,288,901
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	32,990	6,463,401
Information Technology Services – 2.3%
Shopify Inc*	107,884	16,032,641
Snowflake Inc - Class A*	73,967	16,683,257
		32,715,898
Interactive Media & Services – 4.9%
Alphabet Inc - Class C	193,186	47,050,450
Meta Platforms Inc - Class A	30,150	22,141,557
		69,192,007
Multiline Retail – 5.9%
Amazon.com Inc*	238,606	52,390,719
MercadoLibre Inc*	12,874	30,085,766
		82,476,485
Real Estate Management & Development – 0.5%
CoStar Group Inc*	85,221	7,190,096
Semiconductor & Semiconductor Equipment – 40.4%
Analog Devices Inc	66,512	16,341,998
ASML Holding NV	13,323	12,987,777
Broadcom Inc	263,791	87,027,289
KLA Corp	26,878	28,990,611
Lam Research Corp	176,758	23,667,896
Nova Ltd*	30,203	9,654,691
NVIDIA Corp	1,159,678	216,372,721
NXP Semiconductors NV	33,217	7,564,507
ON Semiconductor Corp*	146,109	7,204,635
SK Hynix Inc	28,504	7,128,206
Taiwan Semiconductor Manufacturing Co Ltd	3,403,000	148,093,904
		565,034,235
Software – 31.6%
AppLovin Corp - Class A*	26,926	19,347,408
Atlassian Corp - Class A*	46,492	7,424,772
Autodesk Inc*	66,070	20,988,457
Cadence Design Systems Inc*	107,805	37,867,584
CCC Intelligent Solutions Holdings Inc*	578,883	5,273,624
Confluent Inc - Class A*	195,053	3,862,049
Constellation Software Inc/Canada	3,460	9,394,043
Datadog Inc - Class A*	88,385	12,586,024
Dynatrace Inc*	86,378	4,185,014
HubSpot Inc*	12,418	5,809,140
Intuit Inc	51,448	35,134,354
Kinaxis Inc*	33,044	4,266,155
Klaviyo Inc - Class A*	68,921	1,908,423
Lumine Group Inc*	174,620	5,150,129
Microsoft Corp	320,418	165,960,503
Monday.com Ltd*	28,505	5,521,133
Oracle Corp	110,831	31,170,110
Samsara Inc - Class A*	141,312	5,263,872
ServiceNow Inc*	10,416	9,585,637
ServiceTitan Inc - Class A*	60,002	6,050,002
Tyler Technologies Inc*	18,659	9,761,642
Via Transportation Inc - Class A*	77,547	3,728,460

	Shares	Value
Common Stocks – (continued)
Software – (continued)
Via Transportation Inc - private equity common shares*,§	10,455	$502,676
Via Transportation Inc - Series A*,§	6,761	325,069
Via Transportation Inc - Series B*,§	1,235	59,379
Via Transportation Inc - Series C*,§	1,110	53,369
Via Transportation Inc - Series D*,§	3,971	190,926
Via Transportation Inc - Series E*,§	1,844	88,660
Via Transportation Inc - Series G-1*,§	74,774	3,595,134
Workday Inc - Class A*	112,116	26,989,685
		442,043,433
Technology Hardware, Storage & Peripherals – 5.2%
Apple Inc	283,902	72,289,966
Wireless Telecommunication Services – 1.0%
SoftBank Group Corp	38,300	4,864,981
T-Mobile US Inc	36,998	8,856,581
		13,721,562
Total Common Stocks (cost $709,135,617)		1,376,365,094
Private Placements – 0.2%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	2,100,375
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Total Private Placements (cost $3,357,149)		2,100,375
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	21,968
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $20,363,610)	20,359,538	20,363,610
Total Investments (total cost $732,997,431) – 100.0%		1,398,851,047
Cash, Receivables and Other Assets, net of Liabilities – 0%		697,906
Net Assets – 100%		$1,399,548,953

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,140,816,003	81.6%
Taiwan	148,093,904	10.6
Canada	34,842,968	2.5
Argentina	30,085,766	2.2
Israel	15,175,824	1.1
Netherlands	12,987,777	0.9
South Korea	7,128,206	0.5
Japan	4,864,981	0.3
Sweden	4,833,650	0.3
Singapore	21,968	0.0
Total	$1,398,851,047	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$43,814,851	$232,741,987	$(256,193,265)	$37	$-	$20,363,610	20,359,538	$770,345

Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	$1,012,045	$15,656,535	$(16,668,580)	$-	$-	$-	-	$10,209 ∆
Total Affiliated Investments - 1.5%
	$44,826,896	$248,398,522	$(272,861,845)	$37	$-	$20,363,610	20,359,538	$780,554

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2025 is $2,100,375, which represents 0.2% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$2,100,375	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	502,676	0.0
Via Transportation Inc - Series A	12/2/21	292,278	325,069	0.0
Via Transportation Inc - Series B	12/2/21	53,389	59,379	0.0
Via Transportation Inc - Series C	12/2/21	47,985	53,369	0.0
Via Transportation Inc - Series D	12/2/21	171,666	190,926	0.0
Via Transportation Inc - Series E	12/2/21	79,716	88,660	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	3,402,793	3,595,134	0.3
Total		$7,856,946	$6,915,588	0.5%
The Portfolio has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$396,824,348	$168,209,887	$-
Wireless Telecommunication Services	8,856,581	4,864,981	-
All Other	797,609,297	-	-
Private Placements	-	-	2,100,375
Warrants	21,968	-	-
Investment Companies	-	20,363,610	-
Total Assets	$1,203,312,194	$193,438,478	$2,100,375

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.
Financial assets of $6,176,250 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2025.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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